BullMark LatAm Select Leaders ETF (Prospectus Summary) | BullMark LatAm Select Leaders ETF
Summary Information— BullMark LatAm Select Leaders ETF
Investment Objective

The BullMark LatAm Select Leaders ETF (the “Fund”) seeks to provide investment results that will closely correspond, before fees and expenses, generally to the price and yield performance of BullMark LatAm Select Leaders Index (the “Index”).

Fund Fees and Expenses
The table below describes the fees and expenses that you pay if you buy and hold shares of the Fund (“Shares”). Investors may pay brokerage commissions on their purchases and sales of Shares.
Shareholder Fees (fees paid directly from your investment) None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BullMark LatAm Select Leaders ETF BullMark LatAm Select Leaders ETF
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.15%	[1]
Total Annual Fund Operating Expenses	0.70%
[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption	BullMark LatAm Select Leaders ETF BullMark LatAm Select Leaders ETF USD ($)
Expense Example, with Redemption, 1 Year	$ 70
Expense Example, with Redemption, 3 Years	$ 227

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may result in higher transaction costs and higher taxes when Shares are held in a taxable account. These costs may affect the Fund's performance.  The Fund is newly offered.  Therefore, it does not have a turnover rate to report for the most recent fiscal year.

Principal Investment Strategies of the Fund

Using a passive or indexing investment approach, the Fund seeks to achieve its investment objective to track the performance of the Index. The Fund will invest at least 80% of its total assets in the securities of the Index or in depositary receipts representing securities in the Index. This investment policy may be changed without shareholder approval, upon 60 days' notice to shareholders.

The Index is designed to measure the performance of Latin American companies exhibiting an above average dividend yield. Companies eligible for inclusion in the Index are analyzed based upon their trailing twelve-month dividend yield, market capitalization and average daily dollar volume. Eligible Index components are common and preferred equity securities of Latin American companies that have a market capitalization exceeding $500 million at the time of inclusion on the Index, a minimum trailing 3-month average daily volume of $3,000,000 and a minimum 2% dividend yield for a twelve-month period. Index components are selected from a proprietary database compiled by Nasdaq, Inc. of Latin American companies that are organized into five countries: Brazil, Mexico, Chile, Peru and Columbia. Each category's representation in the Index varies, and one category may represent the entire Index at any given time. The Index consists of a mix of “high yielding” stocks, securities which BullMark Financial Group, the index provider (the “Index Provider”), believes are indicative of the performance of the leading, top performing Latin American companies. As of March 31, 2016, the Index included 35 companies with a market capitalization range of between approximately $3.3 million and $17.1 billion and an average market capitalization of $933 million. These amounts are subject to change. All eligible components of the Index are reviewed semi-annually at the end of March and September of each year.

The Index consists of securities of foreign issuers, including securities of issuers located in emerging market countries. The Index Provider expects, under normal circumstances, at least 80% of the Index components to represent securities of non-U.S. issuers. As of the date of this prospectus, a significant portion of the Index consists of securities of Brazilian issuers. The Index is unmanaged and cannot be invested in directly.

The Fund employs a “passive management” investment strategy in seeking to achieve its investment objective. The Fund generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to the weightings in the Index. However, the Fund may utilize a sampling methodology under various circumstances where it may not be possible or practicable to purchase all of the securities in the Index. Recon Capital Advisors LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its assets in investments that are not included in the Index, but which the Adviser believes will help the Fund track the Index. Such investments may include futures, options and swap contracts. The Fund may also hold cash or invest in cash equivalents such as money market funds that assist the Adviser in managing the Fund including when the Index is rebalanced. The Fund will concentrate its investments (i.e., hold 25% or more of its total assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of the date of this prospectus, the Underlying Index is concentrated in the commodity, industrial and financial services sectors. To the extent that the commodities sector represents a significant portion of the Index, the Fund's exposure to the commodities markets may subject the Fund to greater volatility than investments in more traditional securities. To the extent that the financial services sector represents a significant portion of the Index, the Fund will be sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the financial services sector.

Principal Risks of Investing in the Fund

There is no assurance that the Fund will meet its investment objective. The value of your investment in the Fund, as well as the amount of return you receive on your investment in the Fund, may fluctuate significantly. You may lose part or all of your investment in the Fund or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Fund.

Common Stock Risk. Common stock held by the Fund may fall in value due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Investments in common stock may be more volatile than investments in other asset classes. Common stock is subordinate to preferred securities and debt instruments in a company's capital structure with respect to priority in right to share corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments.

Commodity Sector Risk. The value of commodity-linked investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments.

Concentration Risk. To the extent that the Fund is concentrated in the securities of a particular industry or group of industries, the Fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more susceptible to economic, political, regulatory or other conditions than if the Fund's assets were invested in a wider variety of industries or groups of industries.

Currency Risk. Because the Fund's net asset value (“NAV”) is determined in U.S. dollars, the Fund's NAV could decline if the currency of a non-U.S. market in which the Fund invests depreciates against the U.S. dollar. Currency exchange rates can be very volatile and can change quickly and unpredictably. Therefore, the value of an investment in the Fund may also go up or down quickly and unpredictably and investors may lose money.

Custody Risk. Less developed markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by local banks, agents and depositories.

Emerging Markets. Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Financial Services Sector Risk. Companies in the financial services sector may be subject to extensive government regulation that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain. The profitability of companies in the financial services sector may be adversely affected by increases in interest rates, by loan losses, which usually increase in economic downturns, and by credit rating downgrades.

Geographic Risk. Various factors may be considered in determining whether an investment is tied economically to a particular country or region, including: whether the investment is issued or guaranteed by a particular government or any of its agencies, political subdivisions, or instrumentalities; whether the investment has its primary trading market in a particular country or region; whether the investment is included in an index representative of a particular country or region; and whether the investment is exposed to the economic fortunes and risks of a particular country or region. Latin American countries have experienced high interest rates, inflation, government defaults, and unemployment rates in the past. Currency devaluations in any Latin American country can have a significant impact on the entire region. Because commodities such as oil and gas, minerals, and metals represent a significant percentage of the region's exports, the economies of Latin American countries are particularly sensitive to fluctuations in commodity prices. As a result, the economies in Latin American countries can be subject to significant volatility.

Index Tracking Risk. While the Fund seeks to achieve a high degree of correlation with the Index, the Fund's return may not match the return of the Index due to, among other reasons, operating expenses, transaction costs, cash flows, and operational inefficiencies. For example, the Fund incurs operating expenses not applicable to the Index and incurs costs when buying and selling securities, particularly where the Fund must rebalance its securities holdings to reflect changes in the composition of the Index. Because these and other costs are not factored into the return of the Index, the Fund's return may deviate significantly from the return of the Index.

Industrial Sector Risk. To the extent that the industrial sector represents a significant portion of the Index, the Fund will be more affected by the performance of the industrial sector than a fund that is more diversified. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Latin America Risk. The majority of the economies of countries in Latin America are considered emerging market economies. High interest, inflation, and unemployment rates generally characterize each economy. Currency fluctuations or devaluations in any country can have a significant affect on the entire region. Because commodities such as, without limitation, agricultural products, minerals, oil, and metals represent a significant percentage of exports of many Latin American countries, the economies of those countries are particularly sensitive to fluctuations in commodity prices, currencies and global demand for commodities, which may be slowing.

The Fund's investment in Latin American issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks specific to Latin American countries. The Latin American economy experienced a significant economic slowdown during the recent financial crisis. Latin American countries are subject to risks of social unrest and heavy governmental control, either of which may adversely affect investments in a Latin American country. Certain sectors and regions of Latin American have experienced high unemployment and labor and social unrest. These issues may cause downturns in the Latin American markets or the Latin American industries or sectors in which the Fund invests. Heavy regulation of labor and product markets is pervasive in Latin American. These regulations may at times stifle Latin American economic growth or cause prolonged periods of recession.

No History of Operations. The Fund is a recently formed mutual fund and has no history of operations. The Adviser also has a limited history of advising a mutual fund, but its portfolio managers and employees are persons with experience in managing investment portfolios, including portfolios with similar types of investments to those in which the Fund invests.

Management Risk. As the Fund may not fully replicate the Index, it is subject to the risk that the Adviser's investment strategy may not produce the intended results.

Market Risk. The prices of the securities in the Fund are subject to the risk associated with investing in the securities market, including general economic conditions and sudden and unpredictable drops in value. The value of Shares will generally decline in correlation with any decline in the value of the securities in the Index. An investment in the Fund may lose money.

Market Trading Risk. The Fund faces numerous market trading risks, including disruptions to the creation and redemption processes of the Fund, losses from trading in secondary markets, the existence of extreme market volatility or potential lack of an active trading market for Shares, which may result in Shares trading at a significant premium or discount to NAV. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

Non-Diversified Risk. Because the Fund is non-diversified under the 1940 Act and may invest in a smaller number of issuers or a larger proportion of its assets may be invested in a single issuer, the gains and losses on a single investment may have a greater impact on the Fund's NAV and may make the Fund more volatile than more diversified funds.

Non-U.S. Securities Risk. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because the Fund may invest in securities denominated in foreign currencies and some of the income received by the Fund may be in foreign currencies, changes in currency exchange rates may negatively impact the Fund's return. The risks of investing in emerging market countries are greater than risks associated with investments in foreign developed countries. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities.

Passive Management Risk. Because the Fund is not “actively” managed, unless a security is removed from the Index, the Fund generally would not sell the security. Therefore, the Fund may underperform funds that actively shift their portfolio assets to take advantage of market opportunities or to move to defensive positions to lessen the impact of a market decline or a decline in the value of one or more issuers.

Preferred Stock Risk . Dividends on preferred stocks are generally payable at the discretion of issuer's board of directors and Fund shareholders may lose money if dividends are not paid. Preferred stock prices may fall if interest rates rise or the issuer's creditworthiness becomes impaired.

Privatization Risk. Certain countries in which the Fund invests, including Brazil, have privatized, or have begun the process of privatizing, certain entities and industries. Privatized entities may lose money or be re-nationalized.

Performance

The Fund had not commenced operations prior to the date of this Prospectus and, therefore, does not have a performance history for a full calendar year. The Fund's performance for the Fund's first fiscal period is included in the “Financial Highlights” section of the Prospectus. Visit reconfunds.com for current performance figures.